Annual Total Returns- JPMorgan Investor Balanced Fund (R2 R3 R4 R5 Shares) [BarChart] - R2 R3 R4 R5 Shares - JPMorgan Investor Balanced Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.19%)	11.06%	14.73%	6.26%	(1.05%)	6.52%	13.01%	(4.99%)	16.86%	13.87%